Consolidated income statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated income statement
Revenue		€ 7,910	€ 7,947	€ 7,618
Operating profit (loss)		599	764	742
Net finance costs		(121)	(17)	(20)
- Pensions and similar obligations		(9)	(12)	(11)
- Finance income		27	2	1
- Finance costs		(139)	(7)	(10)
Net monetary gain/(loss) arising from hyperinflationary economies		(31)		(10)
Profit before taxation		447	747	712
Taxation		(140)	(152)	(203)
Net Profit	[1]	307	595	509
Attributable to:
- Non-controlling interests		14	16	17
- Shareholders of the Company		€ 293	€ 579	€ 492
Earnings per share, in €
Basic earnings per share		€ 0.48
Diluted earnings per share		€ 0.48

[1]	Profit for the period prior to the Demerger is presented within Invested Capital.